Summary relevant financial information by operating segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 1,871	$ 1,952	$ 6,265	$ 5,929
Cost of sales	(914)	(1,147)	(3,585)	(3,139)
Gross profit	957	805	2,680	2,790
Research and development	(2,799)	(436)	(5,391)	(1,551)
Impairment of intangible assets	(1,459)		(1,459)
Income (Loss) from operations before SG&A and other income (expenses)	(3,301)	369	(4,170)	1,239
Selling, general & administrative	(2,992)	(1,480)	(7,702)	(3,832)
Loss from operations	(6,293)	(1,111)	(11,872)	(2,593)
Net other income	426	123	2,296	147
Loss before income taxes	(5,867)	(988)	(9,576)	(2,446)
Selling, general & administrative	2,992	1,480	7,702	3,832
Net other income	(426)	(123)	(2,296)	(147)
Active ingredient [member]
IfrsStatementLineItems [Line Items]
Revenue	1,707	1,952	6,098	5,929
Cost of sales	(839)	(1,147)	(3,506)	(3,139)
Gross profit	868	805	2,592	2,790
Research and development	(599)	(436)	(2,443)	1,551
Impairment of intangible assets
Income (Loss) from operations before SG&A and other income (expenses)	269	369	149	1,239
Biopharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenue	164		167
Cost of sales	(75)		(79)
Gross profit	89		88
Research and development	(2,200)		(2,948)
Impairment of intangible assets	(1,459)		(1,459)
Income (Loss) from operations before SG&A and other income (expenses)	$ (3,570)		$ (4,319)